Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Tel: 202.739.3000

Fax: 202.739.3001

www.morganlewis.com

December 22, 2009

VIA EDGAR

US Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	WisdomTree Trust (File Nos. 333-132380 and 811-21864)
Filing Pursuant to Rule 485(b)

Ladies and Gentlemen:

On behalf of our client, WisdomTree Trust (the “Trust”), we are filing, pursuant to Rule 485(b) under the Securities Act of 1933 and under the Investment Company Act of 1940, Post-Effective Amendment No. 29 to the Trust’s Registration Statement on Form N-1A, together with certain exhibits thereto (“PEA No. 29”). The purpose of PEA No. 29 is to: (i) incorporate updated financial information for the Trust’s fiscal year ended August 31 2009, (ii) make other non-material changes to certain of the Trust’s series; and (iii) to respond to the Staff’s comments on Post-Effective Amendment No. 27 which was filed with the Commission on October 15, 2009.

I hereby certify that PEA No. 29 does not contain disclosure that renders it ineligible to be filed under Rule 485(b).

Please direct any questions or comments you may have to my attention at the address listed above. In addition, please feel free to contact me at 202.739.5654 with your questions or comments.

Sincerely,

/s/ W. John McGuire

W. John McGuire